Pension and Other Postretirement Employee Benefit Plans (Details 9) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Defined benefit pension plans, U.S. [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	$ 10,828	$ 10,218	$ 6,948
Defined benefit pension plans, U.S. [Member] | Level 1 [Member] | Cash and cash equivalents [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	0	71
Defined benefit pension plans, U.S. [Member] | Level 1 [Member] | Equity Securities [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	3,596	2,772
Defined benefit pension plans, U.S. [Member] | Level 1 [Member] | Equity securities - Capital equipment [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	748	608
Defined benefit pension plans, U.S. [Member] | Level 1 [Member] | Equity securities - Consumer goods [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	712	554
Defined benefit pension plans, U.S. [Member] | Level 1 [Member] | Equity securities - Banks and finance companies [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	414	324
Defined benefit pension plans, U.S. [Member] | Level 1 [Member] | Equity securities - Business services [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	444	322
Defined benefit pension plans, U.S. [Member] | Level 1 [Member] | Equity securities - Energy [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	195	188
Defined benefit pension plans, U.S. [Member] | Level 1 [Member] | Equity securities - Materials [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	205	186
Defined benefit pension plans, U.S. [Member] | Level 1 [Member] | Equity securities - Real estate [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	21	19
Defined benefit pension plans, U.S. [Member] | Level 1 [Member] | Equity securities - Other [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	857	571
Defined benefit pension plans, U.S. [Member] | Level 1 [Member] | Common/collective trust funds [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	1,195	1,868
Defined benefit pension plans, U.S. [Member] | Level 1 [Member] | Limited Partnerships [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Defined benefit pension plans, U.S. [Member] | Level 1 [Member] | Limited partnerships - Hedge funds [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Defined benefit pension plans, U.S. [Member] | Level 1 [Member] | Limited partnerships - Private equity funds [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Defined benefit pension plans, U.S. [Member] | Level 1 [Member] | Real Estate [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Defined benefit pension plans, U.S. [Member] | Level 1 [Member] | Corporate Debt Securities [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Defined benefit pension plans, U.S. [Member] | Level 1 [Member] | U.S. federal, state, local and non-U.S. government debt securities [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Defined benefit pension plans, U.S. [Member] | Level 1 [Member] | Mortgage-backed securities [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	188	169
Defined benefit pension plans, U.S. [Member] | Level 1 [Member] | Derivative receivables [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	2	0
Defined benefit pension plans, U.S. [Member] | Level 1 [Member] | Plan Asset Categories Other [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	218	348
Defined benefit pension plans, U.S. [Member] | Level 1 [Member] | Plan Asset Categories [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	5,199	5,228
Defined benefit pension plans, U.S. [Member] | Level 1 [Member] | Total liabilities at fair value [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Liabilities	0	0
Defined benefit pension plans, U.S. [Member] | Level 1 [Member] | Derivative Payables [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Liabilities	0	0
Defined benefit pension plans, U.S. [Member] | Level 2 [Member] | Cash and cash equivalents [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Defined benefit pension plans, U.S. [Member] | Level 2 [Member] | Equity Securities [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	16	14
Defined benefit pension plans, U.S. [Member] | Level 2 [Member] | Equity securities - Capital equipment [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	9	13
Defined benefit pension plans, U.S. [Member] | Level 2 [Member] | Equity securities - Consumer goods [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Defined benefit pension plans, U.S. [Member] | Level 2 [Member] | Equity securities - Banks and finance companies [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	1	0
Defined benefit pension plans, U.S. [Member] | Level 2 [Member] | Equity securities - Business services [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Defined benefit pension plans, U.S. [Member] | Level 2 [Member] | Equity securities - Energy [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Defined benefit pension plans, U.S. [Member] | Level 2 [Member] | Equity securities - Materials [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Defined benefit pension plans, U.S. [Member] | Level 2 [Member] | Equity securities - Real estate [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Defined benefit pension plans, U.S. [Member] | Level 2 [Member] | Equity securities - Other [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	6	1
Defined benefit pension plans, U.S. [Member] | Level 2 [Member] | Common/collective trust funds [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	756	610
Defined benefit pension plans, U.S. [Member] | Level 2 [Member] | Limited Partnerships [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	959	912
Defined benefit pension plans, U.S. [Member] | Level 2 [Member] | Limited partnerships - Hedge funds [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	959	912
Defined benefit pension plans, U.S. [Member] | Level 2 [Member] | Limited partnerships - Private equity funds [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Defined benefit pension plans, U.S. [Member] | Level 2 [Member] | Real Estate [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Defined benefit pension plans, U.S. [Member] | Level 2 [Member] | Corporate Debt Securities [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	424	941
Defined benefit pension plans, U.S. [Member] | Level 2 [Member] | U.S. federal, state, local and non-U.S. government debt securities [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	453	406
Defined benefit pension plans, U.S. [Member] | Level 2 [Member] | Mortgage-backed securities [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	55	54
Defined benefit pension plans, U.S. [Member] | Level 2 [Member] | Derivative receivables [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	194	90
Defined benefit pension plans, U.S. [Member] | Level 2 [Member] | Plan Asset Categories Other [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	58	115
Defined benefit pension plans, U.S. [Member] | Level 2 [Member] | Plan Asset Categories [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	2,915	3,142
Defined benefit pension plans, U.S. [Member] | Level 2 [Member] | Total liabilities at fair value [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Liabilities	(177)	(76)
Defined benefit pension plans, U.S. [Member] | Level 2 [Member] | Derivative Payables [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Liabilities	(177)	(76)
Defined benefit pension plans, U.S. [Member] | Level 3 [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	3,026	2,031
Defined benefit pension plans, U.S. [Member] | Level 3 [Member] | Cash and cash equivalents [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Defined benefit pension plans, U.S. [Member] | Level 3 [Member] | Equity Securities [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Defined benefit pension plans, U.S. [Member] | Level 3 [Member] | Equity securities - Capital equipment [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Defined benefit pension plans, U.S. [Member] | Level 3 [Member] | Equity securities - Consumer goods [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Defined benefit pension plans, U.S. [Member] | Level 3 [Member] | Equity securities - Banks and finance companies [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Defined benefit pension plans, U.S. [Member] | Level 3 [Member] | Equity securities - Business services [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Defined benefit pension plans, U.S. [Member] | Level 3 [Member] | Equity securities - Energy [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Defined benefit pension plans, U.S. [Member] | Level 3 [Member] | Equity securities - Materials [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Defined benefit pension plans, U.S. [Member] | Level 3 [Member] | Equity securities - Real estate [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Defined benefit pension plans, U.S. [Member] | Level 3 [Member] | Equity securities - Other [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Defined benefit pension plans, U.S. [Member] | Level 3 [Member] | Common/collective trust funds [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Defined benefit pension plans, U.S. [Member] | Level 3 [Member] | Limited Partnerships [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	2,638	1,697	1,537
Defined benefit pension plans, U.S. [Member] | Level 3 [Member] | Limited partnerships - Hedge funds [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	1,102	627	524
Defined benefit pension plans, U.S. [Member] | Level 3 [Member] | Limited partnerships - Private equity funds [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	1,232	874	810
Defined benefit pension plans, U.S. [Member] | Level 3 [Member] | Real Estate [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	304	196	203
Defined benefit pension plans, U.S. [Member] | Level 3 [Member] | Corporate Debt Securities [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	1	0	0
Defined benefit pension plans, U.S. [Member] | Level 3 [Member] | U.S. federal, state, local and non-U.S. government debt securities [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Defined benefit pension plans, U.S. [Member] | Level 3 [Member] | Mortgage-backed securities [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Defined benefit pension plans, U.S. [Member] | Level 3 [Member] | Derivative receivables [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Defined benefit pension plans, U.S. [Member] | Level 3 [Member] | Plan Asset Categories Other [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	387	334	315
Defined benefit pension plans, U.S. [Member] | Level 3 [Member] | Plan Asset Categories [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	3,026	2,031	1,852
Defined benefit pension plans, U.S. [Member] | Level 3 [Member] | Total liabilities at fair value [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Liabilities	0	0
Defined benefit pension plans, U.S. [Member] | Level 3 [Member] | Derivative Payables [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Liabilities	0	0
Defined benefit pension plans, U.S. [Member] | Cash and cash equivalents [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	0	71
Defined benefit pension plans, U.S. [Member] | Equity Securities [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	3,612	2,786
Defined benefit pension plans, U.S. [Member] | Equity securities - Capital equipment [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	757	621
Defined benefit pension plans, U.S. [Member] | Equity securities - Consumer goods [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	712	554
Defined benefit pension plans, U.S. [Member] | Equity securities - Banks and finance companies [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	415	324
Defined benefit pension plans, U.S. [Member] | Equity securities - Business services [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	444	322
Defined benefit pension plans, U.S. [Member] | Equity securities - Energy [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	195	188
Defined benefit pension plans, U.S. [Member] | Equity securities - Materials [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	205	186
Defined benefit pension plans, U.S. [Member] | Equity securities - Real estate [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	21	19
Defined benefit pension plans, U.S. [Member] | Equity securities - Other [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	863	572
Defined benefit pension plans, U.S. [Member] | Common/collective trust funds [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	1,951	2,478
Defined benefit pension plans, U.S. [Member] | Limited Partnerships [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	3,597	2,609
Defined benefit pension plans, U.S. [Member] | Limited partnerships - Hedge funds [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	2,061	1,539
Defined benefit pension plans, U.S. [Member] | Limited partnerships - Private equity funds [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	1,232	874
Defined benefit pension plans, U.S. [Member] | Real Estate [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	304	196
Defined benefit pension plans, U.S. [Member] | Corporate Debt Securities [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	425	941
Defined benefit pension plans, U.S. [Member] | U.S. federal, state, local and non-U.S. government debt securities [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	453	406
Defined benefit pension plans, U.S. [Member] | Mortgage-backed securities [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	243	223
Defined benefit pension plans, U.S. [Member] | Derivative receivables [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	196	90
Defined benefit pension plans, U.S. [Member] | Plan Asset Categories Other [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	663	797
Defined benefit pension plans, U.S. [Member] | Plan Asset Categories [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	11,140	10,401
Defined benefit pension plans, U.S. [Member] | Total liabilities at fair value [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Liabilities	(177)	(76)
Defined benefit pension plans, U.S. [Member] | Derivative Payables [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Liabilities	(177)	(76)
Defined benefit pension plans, Non-U.S. [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	2,647	2,432	2,008
Defined benefit pension plans, Non-U.S. [Member] | Level 1 [Member] | Cash and cash equivalents [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	81	27
Defined benefit pension plans, Non-U.S. [Member] | Level 1 [Member] | Equity Securities [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	613	493
Defined benefit pension plans, Non-U.S. [Member] | Level 1 [Member] | Equity securities - Capital equipment [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	68	49
Defined benefit pension plans, Non-U.S. [Member] | Level 1 [Member] | Equity securities - Consumer goods [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	75	64
Defined benefit pension plans, Non-U.S. [Member] | Level 1 [Member] | Equity securities - Banks and finance companies [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	113	90
Defined benefit pension plans, Non-U.S. [Member] | Level 1 [Member] | Equity securities - Business services [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	53	39
Defined benefit pension plans, Non-U.S. [Member] | Level 1 [Member] | Equity securities - Energy [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	59	45
Defined benefit pension plans, Non-U.S. [Member] | Level 1 [Member] | Equity securities - Materials [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	50	35
Defined benefit pension plans, Non-U.S. [Member] | Level 1 [Member] | Equity securities - Real estate [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	1	0
Defined benefit pension plans, Non-U.S. [Member] | Level 1 [Member] | Equity securities - Other [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	194	171
Defined benefit pension plans, Non-U.S. [Member] | Level 1 [Member] | Common/collective trust funds [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	46	23
Defined benefit pension plans, Non-U.S. [Member] | Level 1 [Member] | Limited Partnerships [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Defined benefit pension plans, Non-U.S. [Member] | Level 1 [Member] | Limited partnerships - Hedge funds [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Defined benefit pension plans, Non-U.S. [Member] | Level 1 [Member] | Limited partnerships - Private equity funds [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Defined benefit pension plans, Non-U.S. [Member] | Level 1 [Member] | Real Estate [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Defined benefit pension plans, Non-U.S. [Member] | Level 1 [Member] | Corporate Debt Securities [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Defined benefit pension plans, Non-U.S. [Member] | Level 1 [Member] | U.S. federal, state, local and non-U.S. government debt securities [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Defined benefit pension plans, Non-U.S. [Member] | Level 1 [Member] | Mortgage-backed securities [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	1	0
Defined benefit pension plans, Non-U.S. [Member] | Level 1 [Member] | Derivative receivables [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Defined benefit pension plans, Non-U.S. [Member] | Level 1 [Member] | Plan Asset Categories Other [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	18	18
Defined benefit pension plans, Non-U.S. [Member] | Level 1 [Member] | Plan Asset Categories [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	759	561
Defined benefit pension plans, Non-U.S. [Member] | Level 1 [Member] | Total liabilities at fair value [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Liabilities	0	0
Defined benefit pension plans, Non-U.S. [Member] | Level 1 [Member] | Derivative Payables [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Liabilities	0	0
Defined benefit pension plans, Non-U.S. [Member] | Level 2 [Member] | Cash and cash equivalents [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Defined benefit pension plans, Non-U.S. [Member] | Level 2 [Member] | Equity Securities [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	88	75
Defined benefit pension plans, Non-U.S. [Member] | Level 2 [Member] | Equity securities - Capital equipment [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	13	16
Defined benefit pension plans, Non-U.S. [Member] | Level 2 [Member] | Equity securities - Consumer goods [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	21	18
Defined benefit pension plans, Non-U.S. [Member] | Level 2 [Member] | Equity securities - Banks and finance companies [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	9	12
Defined benefit pension plans, Non-U.S. [Member] | Level 2 [Member] | Equity securities - Business services [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	10	13
Defined benefit pension plans, Non-U.S. [Member] | Level 2 [Member] | Equity securities - Energy [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	6	13
Defined benefit pension plans, Non-U.S. [Member] | Level 2 [Member] | Equity securities - Materials [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	13	3
Defined benefit pension plans, Non-U.S. [Member] | Level 2 [Member] | Equity securities - Real estate [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Defined benefit pension plans, Non-U.S. [Member] | Level 2 [Member] | Equity securities - Other [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	16	0
Defined benefit pension plans, Non-U.S. [Member] | Level 2 [Member] | Common/collective trust funds [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	180	185
Defined benefit pension plans, Non-U.S. [Member] | Level 2 [Member] | Limited Partnerships [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Defined benefit pension plans, Non-U.S. [Member] | Level 2 [Member] | Limited partnerships - Hedge funds [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Defined benefit pension plans, Non-U.S. [Member] | Level 2 [Member] | Limited partnerships - Private equity funds [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Defined benefit pension plans, Non-U.S. [Member] | Level 2 [Member] | Real Estate [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Defined benefit pension plans, Non-U.S. [Member] | Level 2 [Member] | Corporate Debt Securities [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	718	685
Defined benefit pension plans, Non-U.S. [Member] | Level 2 [Member] | U.S. federal, state, local and non-U.S. government debt securities [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	864	841
Defined benefit pension plans, Non-U.S. [Member] | Level 2 [Member] | Mortgage-backed securities [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Defined benefit pension plans, Non-U.S. [Member] | Level 2 [Member] | Derivative receivables [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	3	5
Defined benefit pension plans, Non-U.S. [Member] | Level 2 [Member] | Plan Asset Categories Other [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	51	89
Defined benefit pension plans, Non-U.S. [Member] | Level 2 [Member] | Plan Asset Categories [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	1,904	1,880
Defined benefit pension plans, Non-U.S. [Member] | Level 2 [Member] | Total liabilities at fair value [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Liabilities	(25)	(30)
Defined benefit pension plans, Non-U.S. [Member] | Level 2 [Member] | Derivative Payables [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Liabilities	(25)	(30)
Defined benefit pension plans, Non-U.S. [Member] | Level 3 [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	0	13	14
Defined benefit pension plans, Non-U.S. [Member] | Level 3 [Member] | Cash and cash equivalents [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Defined benefit pension plans, Non-U.S. [Member] | Level 3 [Member] | Equity Securities [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Defined benefit pension plans, Non-U.S. [Member] | Level 3 [Member] | Equity securities - Capital equipment [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Defined benefit pension plans, Non-U.S. [Member] | Level 3 [Member] | Equity securities - Consumer goods [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Defined benefit pension plans, Non-U.S. [Member] | Level 3 [Member] | Equity securities - Banks and finance companies [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Defined benefit pension plans, Non-U.S. [Member] | Level 3 [Member] | Equity securities - Business services [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Defined benefit pension plans, Non-U.S. [Member] | Level 3 [Member] | Equity securities - Energy [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Defined benefit pension plans, Non-U.S. [Member] | Level 3 [Member] | Equity securities - Materials [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Defined benefit pension plans, Non-U.S. [Member] | Level 3 [Member] | Equity securities - Real estate [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Defined benefit pension plans, Non-U.S. [Member] | Level 3 [Member] | Equity securities - Other [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Defined benefit pension plans, Non-U.S. [Member] | Level 3 [Member] | Common/collective trust funds [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Defined benefit pension plans, Non-U.S. [Member] | Level 3 [Member] | Limited Partnerships [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Defined benefit pension plans, Non-U.S. [Member] | Level 3 [Member] | Limited partnerships - Hedge funds [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Defined benefit pension plans, Non-U.S. [Member] | Level 3 [Member] | Limited partnerships - Private equity funds [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Defined benefit pension plans, Non-U.S. [Member] | Level 3 [Member] | Real Estate [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Defined benefit pension plans, Non-U.S. [Member] | Level 3 [Member] | Corporate Debt Securities [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Defined benefit pension plans, Non-U.S. [Member] | Level 3 [Member] | U.S. federal, state, local and non-U.S. government debt securities [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Defined benefit pension plans, Non-U.S. [Member] | Level 3 [Member] | Mortgage-backed securities [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Defined benefit pension plans, Non-U.S. [Member] | Level 3 [Member] | Derivative receivables [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Defined benefit pension plans, Non-U.S. [Member] | Level 3 [Member] | Plan Asset Categories Other [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	0	13
Defined benefit pension plans, Non-U.S. [Member] | Level 3 [Member] | Plan Asset Categories [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	0	13
Defined benefit pension plans, Non-U.S. [Member] | Level 3 [Member] | Total liabilities at fair value [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Liabilities	0	0
Defined benefit pension plans, Non-U.S. [Member] | Level 3 [Member] | Derivative Payables [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Liabilities	0	0
Defined benefit pension plans, Non-U.S. [Member] | Cash and cash equivalents [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	81	27
Defined benefit pension plans, Non-U.S. [Member] | Equity Securities [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	701	568
Defined benefit pension plans, Non-U.S. [Member] | Equity securities - Capital equipment [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	81	65
Defined benefit pension plans, Non-U.S. [Member] | Equity securities - Consumer goods [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	96	82
Defined benefit pension plans, Non-U.S. [Member] | Equity securities - Banks and finance companies [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	122	102
Defined benefit pension plans, Non-U.S. [Member] | Equity securities - Business services [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	63	52
Defined benefit pension plans, Non-U.S. [Member] | Equity securities - Energy [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	65	58
Defined benefit pension plans, Non-U.S. [Member] | Equity securities - Materials [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	63	38
Defined benefit pension plans, Non-U.S. [Member] | Equity securities - Real estate [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	1	0
Defined benefit pension plans, Non-U.S. [Member] | Equity securities - Other [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	210	171
Defined benefit pension plans, Non-U.S. [Member] | Common/collective trust funds [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	226	208
Defined benefit pension plans, Non-U.S. [Member] | Limited Partnerships [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Defined benefit pension plans, Non-U.S. [Member] | Limited partnerships - Hedge funds [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Defined benefit pension plans, Non-U.S. [Member] | Limited partnerships - Private equity funds [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Defined benefit pension plans, Non-U.S. [Member] | Real Estate [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Defined benefit pension plans, Non-U.S. [Member] | Corporate Debt Securities [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	718	685
Defined benefit pension plans, Non-U.S. [Member] | U.S. federal, state, local and non-U.S. government debt securities [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	864	841
Defined benefit pension plans, Non-U.S. [Member] | Mortgage-backed securities [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	1	0
Defined benefit pension plans, Non-U.S. [Member] | Derivative receivables [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	3	5
Defined benefit pension plans, Non-U.S. [Member] | Plan Asset Categories Other [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	69	120
Defined benefit pension plans, Non-U.S. [Member] | Plan Asset Categories [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Assets	2,663	2,454
Defined benefit pension plans, Non-U.S. [Member] | Total liabilities at fair value [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Liabilities	(25)	(30)
Defined benefit pension plans, Non-U.S. [Member] | Derivative Payables [Member]
Defined Benefit Plan, Fair Value of Plan Assets and Liabilities
Defined Benefit Plan, Fair Value of Plan Liabilities	$ (25)	$ (30)